Average Annual Total Returns - LVIP SSGA Short-Term Bond Index Fund	Standard Class 1 year	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class Since Inception	Service Class Inception Date	Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index (reflects no deductions for fees, expenses or taxes) 1 year	Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	3.65%	3.74%	May 01, 2018	3.40%	3.49%	May 01, 2018	3.79%	4.10%